Accounts Receivable	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
ACCOUNTS RECEIVABLE

4. ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	December 31, 2020	December 31, 2021
Accounts receivable	$81,345	$93,722
Allowance for doubtful accounts	(5,047)	(5,005)
Accounts receivable, net	$76,298	$88,717

Movement of allowance for doubtful accounts was as follows:

	Year Ended December 31,
	2019	2020	2021
Balance at beginning of the period	$10,111	$5,537	$5,047
(Reserve)/Charge to expenses	(4,250)	(240)	721
Write off	(233)	(493)	(849)
Exchange difference	(91)	243	86
Balance at end of the period	$5,537	$5,047	$5,005